Consolidated Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Preferred Stock, Par Value (in dollars per share)	$ 1,000	$ 1,000
Common Stock, Par Value (in dollars per share)	$ 1	$ 1
Preferred Stock, Shares Authorized (in shares)	10,000,000	10,000,000
Preferred Stock, Shares Issued (in shares)	9,360	18,021
Preferred Stock, Shares Outstanding (in shares)	9,360	18,021
Common Stock, Shares Authorized (in shares)	20,000,000	20,000,000
Common Stock, Shares Issued (in shares)	8,439,258	8,439,258
Common Stock, Shares Outstanding (in shares)	8,439,258	8,439,258
Other Real Estate, Allowance	$ 1,878,127	$ 1,582,101